Defined Contribution Plan	12 Months Ended
Oct. 03, 2010
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]
Note15 — Defined Contribution Plan

The Company sponsors a defined contribution pension plan under Section 401(k) of the Internal Revenue Code for all employees. Company contributions are voluntary and at the discretion of the Board of Directors. The Company’s contribution expense for the both the fiscal years ended October 3, 2010, and September 30, 2009 was zero.